Income Tax (Income)/ Expense	12 Months Ended
Dec. 31, 2018
Income Tax (Income)/ Expense [Abstract]
Income Tax (Income)/ Expense
15.	INCOME TAX (INCOME)/ EXPENSE

	Year ended December 31,
	2018	2017	2016
PRC enterprises income tax:
Current tax	-	-	53,790
Deferred tax	(5,422,119)	(4,598,061)	(3,779,923)
	(5,422,119)	(4,598,061)	(3,726,133)

Hongri Fujian and Anhui Kai Xin subject to the applicable enterprise income tax rate of 25%. As of December 31, 2018, 2017, and 2016, the Company had no unrecognized tax benefits.

France Cock and Vast Billion were incorporated in Hong Kong and subject to Hong Kong profits tax at a tax rate of 16.5%. No provision for Hong Kong profits tax has been made as France Cock and Vast Billion has no taxable income during the reporting period.

Hongri International Holding Limited and Roller Rome were incorporated in the BVI and, under the current laws of the BVI, are not subject to income taxes.

KBS Fashion Group Limited was incorporated in the Marshall Island, and, under the current laws of the Marshall Island, is not subject to income taxes.

The tax charge for the year can be reconciled to the profit per the consolidated statements of comprehensive income as follows:

	Year ended December 31,
	2018	2017	2016
(Loss)/profit before tax	(23,390,717)	(19,413,657)	(15,628,820)
Tax calculated at domestic tax rates applicable to profits in PRC (2018, 2017, and 2016: 25%)	(5,847,679)	(4,853,414)	(3,907,205)
Tax effect of tax loss of tax exempt entities	425,560	255,354	181,072
Tax charge for the year	(5,422,119)	(4,598,061)	(3,726,133)

The following is the analysis of the deferred tax balances for financial reporting purposes:

	2018		2017		2016
	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets	Temporary difference	Deferred tax assets
Beginning of the year	38,761,131	9,924,944	20,737,366	4,879,652	5,617,674	1,340,268
Bad Debt provisions charged to profit or loss	-	-	-	-	331,196	82,799
Impairment charged to profit or loss	13,507,681	3,376,920	101,256	25,314	11,649,038	2,912,259
Tax loss of the year	8,376,918	2,094,230	17,922,508	4,480,627	3,139,458	784,865
Effect of translation	-	(707,265)	-	539,351	-	(240,539)
End of the year	60,645,730	14,688,829	38,761,130	9,924,944	20,737,366	4,879,652